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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Select Sector Municipal Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-CE-SSMUNI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—167.38%
Alabama—2.17%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$750	$769,020
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	600	627,600
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,216,911
Health Care Authority for Baptist Health (The); Series 2009 A, RB (d)(e)	6.13%	05/15/12	500	509,770
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	725	768,360

				3,891,661

Alaska—0.67%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	1,125	1,191,071

Arizona—5.63%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	610	677,015
Series 2008 B, Highway RB (b)	5.00%	07/01/26	915	1,006,665
Series 2011 A, Ref. Sub. Highway RB	5.00%	07/01/36	945	999,914
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,007,091
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	250	250,422
Series 2010, RB	5.13%	05/15/40	500	501,350
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,000	1,011,730
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)(e)	5.00%	07/01/14	800	867,672
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (d)(e)	5.50%	05/01/12	500	508,180
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)(e)	5.50%	06/01/14	225	242,545
Series 2009 E, PCR (d)(e)	5.75%	06/01/16	275	310,450
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	240	223,543
Series 2009, Education RB	7.13%	01/01/45	220	206,215
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	800	796,040
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	750	818,813
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	700	644,924

				10,072,569

California—17.79%
Alameda (County of) Corridor Transportation Authority; Series 2004 A, Ref. Sub. Lien Conv. CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/24	5,000	4,554,250
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	1,905	1,970,151
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	300	136,170
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (b)	5.00%	12/01/24	275	309,174
Series 2008 AE, Water RB (b)	5.00%	12/01/25	325	362,066
Series 2008 AE, Water RB (b)	5.00%	12/01/26	325	359,603
Series 2008 AE, Water RB (b)	5.00%	12/01/27	225	246,600
Series 2008 AE, Water RB (b)	5.00%	12/01/28	325	353,824
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	400	431,916
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	$1,100	$1,074,216
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	1,300	1,301,339
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	500	501,550
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	500	579,225
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	425	468,027
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	700	817,509
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	200	185,918
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (a)	5.50%	10/01/18	1,405	1,591,612
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	100	97,242
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,563,875
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	400	410,360
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	532,849
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	2,295	2,432,975
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2008 A-4, Ref. RB (c)(d)(e)(h)	6.50%	05/01/12	450	461,318
Second Series 2010 F, RB	5.00%	05/01/40	1,000	1,019,580
Second Series 2011 F, Ref. RB (c)	5.00%	05/01/25	280	292,062
Second Series 2011 F, Ref. RB (c)	5.00%	05/01/26	560	579,326
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	1,215	1,274,535
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,394,900
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	5,000	3,284,200
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(e)	3.50%	05/31/13	500	500,435
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	750	747,967

				31,834,774

Colorado—5.70%
Colorado (State of) Educational & Cultural Facilities Authority (Charter School); Series 2004, RB (INS-SGI) (a)	5.50%	05/01/36	5,000	4,969,850
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	1,725	1,742,371
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	400	322,760
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	450	460,602
Series 2010, Private Activity RB	6.50%	01/15/30	550	588,104
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,522,590
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	708	601,892

				10,208,169

Connecticut—1.29%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2007, Ref. Water Facility RB (INS-SGI) (a)(c)	5.10%	09/01/37	1,375	1,219,364
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	580	591,002
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	500	500,335

				2,310,701

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia—1.21%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	$900	$975,402
Series 2009, Hospital RB	6.50%	10/01/29	290	319,969
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	275	295,460
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	550	575,713

				2,166,544

Florida—6.87%
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	635	567,087
Citizens Property Insurance Corp.;
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	1,000	1,067,220
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	880	970,966
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	95	96,951
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	600	640,938
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	350	355,572
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	775	785,284
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (a)(d)(e)	5.00%	03/15/12	300	303,669
Series 2007 B, Ref. PCR (d)(e)	5.15%	09/01/13	300	321,306
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	2,013,100
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	230	237,307
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	40	—
Series 2010 A-2, Capital Improvement CAB RB (f)	0.00%	05/01/35	50	33,636
Series 2010 B, Capital Improvement CAB RB (f)	0.00%	05/01/17	110	95,018
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	400	392,932
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	1,000	1,194,580
Series 2011, Ref. RB	5.00%	10/01/31	915	970,028
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)(e)	5.35%	05/01/18	1,100	1,212,871
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	250	248,982
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	330	239,111
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	300	237,429
Tolomato Community Development District;
Series 2007, Special Assessment RB (i)	6.55%	05/01/27	300	171,405
Series 2007, Special Assessment RB (i)	6.65%	05/01/40	270	140,735

				12,296,127

Georgia—4.03%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	135	141,797
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	245	257,336
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	75	78,977
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,250	1,273,450
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,959,700
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	450	514,994
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	500	568,195
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	450	508,113
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/29	1,200	1,305,504
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	$600	$613,182

				7,221,248

Hawaii—1.00%
Hawaii (State of) Pacific Health; Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,027,340
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	750	765,983

				1,793,323

Idaho—0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	250	285,255
Series 2008 A, RB	6.75%	11/01/37	400	443,832
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	305	276,052
University of Idaho Regents; Series 2011, Ref. General RB (d)(e)	5.25%	04/01/21	450	520,385

				1,525,524

Illinois—17.57%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	500	441,670
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	270	268,053
Chicago (City of) (O’Hare International Airport);
Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(c)	5.38%	01/01/32	2,540	2,540,025
Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (a)(c)	5.38%	01/01/32	2,000	2,000,020
Series 2008 A, General Airport Third Lien RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,434,230
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	2,750	2,807,777
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	445	445,868
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	1,365	1,421,607
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	1,425	1,507,308
Series 2011, COP	7.13%	05/01/21	150	156,851
Series 2011, COP	7.13%	05/01/21	225	235,276
Series 2011 A, Sales Tax RB	5.25%	01/01/38	690	731,849
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/15	285	345,748
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	300	308,586
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	750	799,117
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	870	969,067
Series 2009 A, RB (b)	5.75%	08/15/30	500	541,815
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,000	2,023,540
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	600	591,666
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	3,000	3,113,160
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	500	528,675
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	750	826,230
Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/22	1,185	1,185,995
Series 2007 A, RB	5.50%	08/01/37	1,000	946,720
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. Sales Tax RB	6.00%	08/15/38	550	558,300
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	855	896,784
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,305,897
Peoria (County of); Series 2011, Unlimited Tax GO Bonds	5.00%	12/15/41	1,050	1,062,547
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	$1,175	$1,255,205
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	220	196,055

				31,445,641

Indiana—4.94%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	160	160,027
East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (a)	6.25%	01/05/16	2,300	2,469,234
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	4,681,696
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	835	883,263
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	600	655,470

				8,849,690

Iowa—1.51%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,179,349
Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL) (a)	5.75%	06/01/14	1,515	1,520,923

				2,700,272

Kansas—3.43%
Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/21	70	74,073
Kansas (State of) Development Finance Authority (Adventist Health);
Series 2009, Hospital RB	5.50%	11/15/23	1,250	1,424,650
Series 2009, Hospital RB	5.75%	11/15/38	1,000	1,081,780
Wamego (City of) (Gas & Electric Co.); Series 2004, Ref. PCR (INS-NATL) (a)	5.30%	06/01/31	3,500	3,565,975

				6,146,478

Kentucky—2.55%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	600	642,402
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	475	498,161
Series 2010 A, Hospital RB	6.50%	03/01/45	600	633,438
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	600	668,856
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	660	728,765
Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	1,405	1,386,665

				4,558,287

Louisiana—1.74%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	371	148,289
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	400	407,764
Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	750	862,447
Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	750	775,538
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	925	911,402

				3,105,440

Maryland—1.60%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	736,228
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	$800	$756,496
Maryland Economic Development Corp. (Collegiate Housing Salisbury); Series 1999 A, Student Housing RB	6.00%	06/01/19	735	735,000
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	375	376,474
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	265	263,693

				2,867,891

Massachusetts—4.60%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,389
Massachusetts (State of) Development Finance Agency (American Hingham Water Treatment); Series 1995, RB (c)	6.75%	12/01/20	1,145	1,145,996
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	650	660,641
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2011 A-1, RB	6.25%	11/15/46	160	113,025
Series 2011 A-2, RB	5.50%	11/15/46	8	5,124
Series 2011 B, RB (f)	0.00%	11/15/56	42	206
Massachusetts (State of) Development Finance Agency (Semass System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/15	2,000	2,024,200
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	300	333,165
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	240	239,969
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Sales Tax RB	5.00%	10/15/35	1,485	1,588,208

				8,238,923

Michigan—0.86%
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (a)	7.00%	07/01/27	800	938,800
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)(e)	5.25%	01/15/14	325	353,038
Series 2008 A, RB (d)(e)	5.50%	01/15/15	225	253,674

				1,545,512

Minnesota—0.69%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	650	738,848
Series 2008 A, Healthcare System RB	6.63%	11/15/28	450	500,756

				1,239,604

Missouri—2.93%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,059
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	516,270
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	458,600
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	550	596,381
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	650	655,499
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,000	939,460
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	375	352,189
St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	1,250	1,291,825
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	$250	$234,383

				5,249,666

Nebraska—1.39%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	1,000	1,062,760
Omaha (City of) Public Power District; Series 2011 B, RB	5.00%	02/01/36	1,335	1,425,460

				2,488,220

Nevada—0.54%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(c)	5.25%	07/01/34	1,000	960,100

New Hampshire—0.27%
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 2009, PCR (c)(d)(e)	7.13%	02/01/12	275	277,712
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	200	201,884

				479,596

New Jersey—0.34%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	600	612,666

New Mexico—2.64%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)(e)	5.20%	06/01/20	500	514,780
Series 2010 C, Ref. PCR	5.90%	06/01/40	750	764,040
Jicarilla Apache Nation;
Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,578,780
Series 2003 A, RB (g)	5.50%	09/01/23	1,250	1,303,075
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	500	558,800

				4,719,475

New York—16.36%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	500	520,780
Series 2009, PILOT RB	6.38%	07/15/43	210	217,896
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,666,220
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,750	2,128,060
New York & New Jersey (States of) Port Authority (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	750	784,635
New York & New Jersey (States of) Port Authority;
Series 2008 152nd, Consolidated RB (b)(c)	5.00%	11/01/28	6,300	6,671,637
Series 2006 144th, Consolidated RB (b)	5.00%	10/01/35	6,900	7,111,830
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,594,712
New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,025
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	1,700	1,855,499
New York (State of) Dormitory Authority; Series 2011 A, General Purpose State Personal Income Tax RB	5.00%	03/15/30	810	888,311
New York (State of) Thruway Authority (Second General Highway); Series 2011 A-1, Bridge Trust Fund RB	5.00%	04/01/29	1,350	1,483,272
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	700	774,571
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	750	823,380
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/28	1,600	1,745,776

				29,271,604

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—2.50%
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	$3,000	$3,236,610
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	150	126,942
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB	5.00%	07/01/36	1,035	1,106,922

				4,470,474

North Dakota—0.29%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	500	515,905

Ohio—5.80%
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	885	895,717
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	300	321,177
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	1,125	1,198,991
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	1,050	1,119,521
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	1,050	1,119,552
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	565	593,889
Series 2009 A, RB	6.25%	11/15/39	350	366,237
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)(e)	5.80%	12/01/19	1,000	1,063,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,500	1,684,320
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	575	580,537
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	850	885,870
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)	5.88%	06/01/16	500	560,215

				10,389,026

Oklahoma—0.23%
McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (a)(f)	0.00%	02/01/31	1,000	412,360

Pennsylvania—1.44%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	500	517,970
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	900	904,257
Pennsylvania (State of) Turnpike Commission;
Series 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	850	732,037
Series 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	500	419,055

				2,573,319

Puerto Rico—3.36%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,100	1,148,213
Series 2010 XX, RB	5.25%	07/01/40	800	802,976
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	750	773,438
First Subseries 2010 A, RB	5.50%	08/01/42	850	887,128
First Subseries 2010 C, RB	5.25%	08/01/41	2,350	2,399,867

				6,011,622

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—9.58%
Beaufort (County of) (New River Redevelopment Area); Series 2002, Tax Increment Allocation RB (INS-NATL) (a)	5.50%	06/01/20	$2,420	$2,512,226
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB (b)	5.25%	12/01/25	10,000	10,794,500
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,034,920
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	1,500	1,541,310
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (i)	6.00%	11/15/42	250	98,747
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	1,080	1,159,013

				17,140,716

Tennessee—2.67%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (e)(h)	8.00%	07/01/12	1,500	1,597,965
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (INS-NATL) (a)(e)(h)	7.50%	07/01/12	1,000	1,062,530
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	750	738,533
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	1,300	1,374,659

				4,773,687

Texas—16.65%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	575	601,289
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	500	572,090
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	575	658,576
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2002 C, Joint RB (INS-NATL) (a)(c)	5.75%	11/01/18	190	190,680
Series 2002 C, Joint RB (INS-NATL) (a)(c)	6.00%	11/01/23	425	426,611
Series 2003 A, Joint RB (INS-AGM) (a)(c)	5.50%	11/01/21	2,000	2,088,000
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	1,900	1,963,802
Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (b)	5.00%	08/15/28	1,500	1,655,580
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB	5.00%	11/01/36	945	1,003,817
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	300	337,491
Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	400	429,144
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	3,000	3,110,100
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/31	1,035	1,113,588
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	1,200	1,229,832
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	575	591,968
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (d)(e)	5.60%	03/01/14	1,250	1,289,950
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (a)	5.25%	08/15/32	1,000	1,012,870
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	540	582,579
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	360	400,079
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	1,000	1,047,700
Series 2008 L-2, Ref. First Tier System RB (d)(e)	6.00%	01/01/13	600	633,096
Series 2011 A, Special Projects System RB	5.50%	09/01/36	1,050	1,140,279
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	$195	$178,589
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	1,000	934,890
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	500	500,045
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	1,200	1,312,836
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	2,215	2,417,362
Texas State Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	560	599,866
Texas A&M University Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,102,880
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	750	676,897

				29,802,486

Virgin Islands—0.57%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,000	1,019,610

Virginia—1.47%
Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (a)	5.00%	07/15/15	1,000	1,079,000
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (h)	5.50%	06/01/26	1,400	1,547,112

				2,626,112

Washington—7.58%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	550	613,508
Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.75%	01/01/38	3,000	2,448,750
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (a)	5.25%	09/01/33	5,000	5,071,550
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Tax Unlimited Tax GO Bonds	5.00%	06/01/33	600	643,854
Washington (State of) Health Care Facilities Authority (Catholic Health); Series 2011 A, RB	5.00%	02/01/41	840	838,018
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	375	401,078
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit CR (g)	6.00%	01/01/27	560	543,754
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,690	3,011,105

				13,571,617

West Virginia—1.91%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,750	1,716,732
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	400	398,068
Series 2008, RB	6.25%	10/01/23	425	422,675
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	400	414,280
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	450	462,092

				3,413,847

Wisconsin—1.86%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	175	182,781
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	150	151,563
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)(e)	5.13%	08/15/16	$500	$551,785
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	720	778,032
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(c)	5.30%	09/01/23	1,000	1,046,530
Series 2008 A, Home Ownership RB (b)(c)	5.50%	09/01/28	197	202,997
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	370	417,863

				3,331,551

Wyoming—0.30%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	500	543,400

TOTAL INVESTMENTS(j)—167.38% (Cost $293,944,000)				299,586,508

Floating Rate Note Obligations—(21.83)%
Notes with interest rates ranging from 0.14% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 09/01/23 to 06/01/39 (See Note 1E)(k)				(39,075,000)

OTHER ASSETS LESS LIABILITIES—1.30%				2,318,947

PREFERRED SHARES—(46.85)%				(83,850,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$178,980,455

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(c)	Security subject to the alternative minimum tax.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Zero coupon bond issued at a discount.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $3,771,833, which represented 2.11% of the Trust’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $559,176, which represented 0.31% of the Trust’s Net Assets

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.3%
National Public Finance Guarantee Corp.	7.0
American Municipal Bond Assurance Corp.	6.0

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $67,662,734 are held by Dealer Trusts and serve as collateral for the $39,075,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Select Sector Municipal Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Select Sector Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$299,586,508	$—	$299,586,508

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $38,545,603 and $34,089,442, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,002,676

Aggregate unrealized (depreciation) of investment securities	(6,603,702)

Net unrealized appreciation of investment securities	$6,398,974

Cost of investments for tax purposes is $293,187,534.
Invesco Van Kampen Select Sector Municipal Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.